CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
NET INCOME	$ 171.3	$ 170.4	$ 170.1
Adjustments to reconcile net income to operating cash flows:
Depreciation and amortization	21.5	21.6	21.6
Deferred income taxes	(10.0)	(12.7)	(2.7)
Equity in income of investees, net of dividends	(7.8)	0.4	(2.8)
Foreign currency remeasurement and transaction exposure	(4.5)	(1.9)	(5.8)
Changes in current assets and liabilities:
Trade and other receivables	(9.4)	(15.6)	0.2
Related party receivables	(0.7)	(2.7)	(8.0)
Inventories	(4.3)	(9.7)	(43.5)
Prepaid expenses and other current assets	(8.9)	(6.1)	10.2
Accounts payable	24.1	12.6	20.5
Related party payables	(19.7)	5.9	28.3
Other accrued expenses	30.2	0.8	19.4
Changes in other liabilities	0.3	(5.7)	3.4
Other, net	6.9	8.4	(1.0)
Net cash provided by operating activities	189.0	165.7	209.9
CASH USED IN INVESTING ACTIVITIES
Capital expenditures	(45.8)	(37.5)	(33.4)
Net cash used in investing activities	(45.8)	(37.5)	(33.4)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES
Long-term debt proceeds	650.0
Payments on long-term debt	(50.0)
Net transfers to Parent	(579.5)	(128.2)	(176.5)
Other, net	4.3
Net cash provided by (used in) financing activities	24.8	(128.2)	(176.5)
Net increase in cash and cash equivalents	168.0
Cash and cash equivalents at beginning of period	168.0
CASH AND CASH EQUIVALENTS AT END OF PERIOD		168.0
Non-cash investing and financing activities:
Non-cash settlements with Parent	29.4
Non-cash Capital expenditures	$ (1.5)	$ (4.1)	$ (1.5)